EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 Schedule 6

Rating Agency ATR QM Data Fields

Loans in Report:	7

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
2077231	ATR/QM: Exempt	No	XXXX	XXXX	No	No	0	XXXX	7.5401	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2077233	Non-QM: Lender documented all ATR UW factors	No	XXXX	XXXX	No	No	19577.5	XXXX	9.9454	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
1903386	Non-QM: Lender documented all ATR UW factors	No	XXXX	XXXX	No	No	4159	XXXX	8.9841	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	2034.28
2065569	Non-QM: Lender documented all ATR UW factors	No	XXXX	XXXX	No	No	10225.25	XXXX	9.8914	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
2065570	Non-QM: Lender documented all ATR UW factors	No	XXXX	XXXX	No	No	25875.25	XXXX	9.2715	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
2065583	ATR/QM: Exempt	No	XXXX	XXXX	No	No	0	XXXX	8.875	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
2065621	ATR/QM: Exempt	No	XXXX	XXXX	No	No	0	XXXX	8.875	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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